INTANGIBLE ASSETS AND GOODWILLl (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Banking	R$ 6,107,282	R$ 6,075,648
Insurance	466,443	466,443
Total	R$ 6,573,725	R$ 6,542,091